Loss Per Share	3 Months Ended
Mar. 31, 2025
Loss Per Share [Abstract]
Loss per share
(22)	Loss per share

Basic loss per share for the three months ended March 31, 2025 and 2024 are calculated as follows:

	For the three months ended March 31
(The United States Dollar in unit and number of shares)	2025	2024
Net loss (A)	$(11,392,814)	$(3,355,366)
Weighted average number of ordinary shares outstanding (B)	10,906,233	5,622,954
Basic loss per ordinary share (A/B)	$(1.04)	$(0.60)

Weighted average number of ordinary shares outstanding for the three months ended March 31, 2025 and 2024 are calculated as follows:

	For the three-months ended March 31
(Number of shares)	2025	2024
Ordinary shares outstanding at the beginning	2,155,000	5,622,954
Changes due to business combination	8,751,233	-
Weighted average number of ordinary shares outstanding	10,906,233	5,622,954

The group’s diluted loss per share is the same as basic loss per share because there is no dilution effect.